NOTES PAYABLE - BANKS (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Jul. 31, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Jan. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Apr. 30, 2015 EUR (€)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EUR (€)	Nov. 30, 2013 EUR (€)	Aug. 31, 2013 EUR (€)
Financial Guarantee [Member]
Line of credit, maximum borrowing amount	$ 2,013
Line of credit, amount outstanding	$ 11,261
Line of credit, unused line fee	0.75%
Line of credit, maximum percentage of borrowing base	80.00%		80.00%
Stated interest rate	1.90%		1.90%
Euro Member Countries, Euro | Financial Guarantee [Member]
Line of credit, maximum borrowing amount | €					€ 2,500
Line of credit, amount outstanding | €							€ 10,122
Line of Credit One [Member]
Line of credit, maximum borrowing amount	$ 13,350	$ 8,500							$ 6,500
Line of credit, amount outstanding	7,190					$ 5,569
Line of credit, unused borrowing capacity	$ 200					$ 572
Line of Credit One [Member] | Euro Member Countries, Euro
Line of credit, maximum borrowing amount | €				€ 12,000
Line of Credit One [Member] | LIBOR [Member]
Debt instrument, basis spread	4.25%
Effective interest rate	5.625%		5.625%
Line of Credit One [Member] | LIBOR [Member] | Minimum [Member]
Debt instrument, basis spread	1.375%
Line of Credit One [Member] | Accounts Receivable [Member]
Percentage of collateral									85.00%	85.00%
Line of Credit One [Member] | Unbilled Receivables [Member]
Percentage of collateral									75.00%	75.00%
Letter of Credit [Member]
Line of credit, maximum borrowing amount									$ 1,000
Percentage of collateral									95.00%	95.00%
Line of Credit Two [Member]
Line of credit, maximum borrowing amount	$ 6,119
Line of credit, unused line fee	0.75%
Line of Credit Two [Member] | Euro Member Countries, Euro
Line of credit, maximum borrowing amount | €								€ 5,500
Line of Credit Two [Member] | LIBOR [Member]
Debt instrument, basis spread	3.75%
Line of Credit Three [Member]
Line of credit, maximum borrowing amount	$ 11,125
Line of credit, maximum percentage of borrowing base	80.00%		80.00%
Line of Credit Three [Member] | Euro Member Countries, Euro
Line of credit, maximum borrowing amount | €					€ 10,000
Line of Credit Three [Member] | LIBOR [Member]
Debt instrument, basis spread	3.50%
Line of credit, unused line fee	0.75%
Line of Credit Four [Member]
Line of credit, maximum borrowing amount	$ 556
Stated interest rate	3.50%		3.50%
Line of Credit Four [Member] | Euro Member Countries, Euro
Line of credit, maximum borrowing amount | €												€ 500
Line of Credit Five [Member]
Line of credit, maximum borrowing amount	$ 1,335
Line of credit, amount outstanding	$ 389
Stated interest rate	1.20%		1.20%
Line of Credit Five [Member] | First Amendment [Member]
Line of credit, maximum borrowing amount	$ 1,678
Line of Credit Five [Member] | Second Amendment [Member]
Line of credit, maximum borrowing amount	$ 389
Line of Credit Five [Member] | Euro Member Countries, Euro
Line of credit, maximum borrowing amount | €							350			€ 1,508	€ 1,200
Line of credit, amount outstanding | €			€ 350				€ 350